Financial Assets and Liabilities - Summary of Related Party Transactions (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of receivables and payables [line items]
Shared expense	R$ (81,018)	R$ (71,978)	R$ (73,105)
Total	(536,552)	(786,727)	(766,610)
Other [member]
Disclosure of receivables and payables [line items]
Revenue	675,704	527,359	508,660
Financial Result [Member]
Disclosure of receivables and payables [line items]
Finance result	6,392	5,683	6,738
Raizen International Universal Corporation
Disclosure of receivables and payables [line items]
Revenue	5,143	0	0
Raizen Energia S.A. [member]
Disclosure of receivables and payables [line items]
Revenue	483,934	298,980	304,648
Purchase of goods / inputs / services	(6,160)	(7,010)	(3,672)
Shared expense	(81,018)	(71,978)	(73,105)
Finance result	4	0	4,100
Raizen Combustiveis S A [member]
Disclosure of receivables and payables [line items]
Revenue	186,359	221,369	188,895
Purchase of goods / inputs / services	(1,130,531)	(1,240,781)	(1,205,231)
Finance result	6,341	5,729	0
Other [member]
Disclosure of receivables and payables [line items]
Revenue	268	7,010	15,117
Purchase of goods / inputs / services	(939)	0	0
Finance result	47	(5)	2,879
Usina Santa Luiza [member]
Disclosure of receivables and payables [line items]
Finance result	0	(41)	(241)
Purchase Of Goods [Member]
Disclosure of receivables and payables [line items]
Purchase of goods / inputs / services	R$ (1,137,630)	R$ (1,247,791)	R$ (1,208,903)